Employee benefits - Summary of Sensitivity of the Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese Defined Benefit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	¥ 11,336	¥ 14,362
Increase in significant weighted-average	(10,878)	(12,077)
Foreign Defined Benefit Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	3,628	3,657
Increase in significant weighted-average	¥ (3,437)	¥ (3,493)